Exhibit 99.10

Data Compare Summary (Total)
Run Date - 4/2/2024 11:18:42 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	228	0.00%	228
State	0	228	0.00%	228
Note Date	1	228	0.44%	228
Original Loan Amount	0	228	0.00%	228
First Payment Date	0	228	0.00%	228
Original Term	0	228	0.00%	228
Original Interest Rate	0	228	0.00%	228
Borrower Qualifying FICO	2	228	0.88%	228
Representative FICO	2	228	0.88%	228
Property Type	0	228	0.00%	228
Lien Position	0	228	0.00%	228
Occupancy	0	228	0.00%	228
Purpose	1	228	0.44%	228
Contract Sales Price	8	228	3.51%	228
Original CLTV	2	228	0.88%	228
Original LTV	2	228	0.88%	228
Origination Channel	0	227	0.00%	228
Appraisal Effective Date	1	227	0.44%	228
Investor: Qualifying Total Debt Ratio	13	227	5.73%	228
Initial Rate Lock Date	81	227	35.68%	228
Coborrower Qualifying FICO	1	143	0.70%	228
Refi Purpose	0	11	0.00%	228
Zip	0	1	0.00%	228
Amortization Term	0	1	0.00%	228
Maturity Date	0	1	0.00%	228
Amortization Type	0	1	0.00%	228
Interest Only	0	1	0.00%	228
Balloon Flag	0	1	0.00%	228
Total	114	4,716	2.42%	228